MARKETABLE SECURITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Marketable Securities [Line Items]
Total	$ 906,529	$ 442,728
Corporate bonds, Matures within one year [Member]
Marketable Securities [Line Items]
Total	241,830	172,552
Governmental bonds, Matures within one year [Member]
Marketable Securities [Line Items]
Total	79,968	44,358
Marketable Securities, Matures within one year [Member]
Marketable Securities [Line Items]
Total	321,798	216,910
Corporate bonds, Matures after one year [Member]
Marketable Securities [Line Items]
Total	528,091	188,288
Governmental bonds, Matures after one year [Member]
Marketable Securities [Line Items]
Total	56,640	37,530
Marketable Securities, Matures after one year [Member]
Marketable Securities [Line Items]
Total	584,731	225,818
Unrealized Gain [Member]
Marketable Securities [Line Items]
Amortized Cost	668,550	252,417
Unrealized gains	3,422	778
Fair Value	671,972	253,195
Unrealized Gain [Member] | Corporate bonds, Matures within one year [Member]
Marketable Securities [Line Items]
Amortized Cost	149,230	125,296
Unrealized gains	262	218
Fair Value	149,492	125,514
Unrealized Gain [Member] | Governmental bonds, Matures within one year [Member]
Marketable Securities [Line Items]
Amortized Cost	78,716	39,220
Unrealized gains	103	75
Fair Value	78,819	39,295
Unrealized Gain [Member] | Marketable Securities, Matures within one year [Member]
Marketable Securities [Line Items]
Amortized Cost	227,946	164,516
Unrealized gains	365	293
Fair Value	228,311	164,809
Unrealized Gain [Member] | Corporate bonds, Matures after one year [Member]
Marketable Securities [Line Items]
Amortized Cost	384,395	66,989
Unrealized gains	2,626	395
Fair Value	387,021	67,384
Unrealized Gain [Member] | Governmental bonds, Matures after one year [Member]
Marketable Securities [Line Items]
Amortized Cost	56,209	20,912
Unrealized gains	431	90
Fair Value	56,640	21,002
Unrealized Gain [Member] | Marketable Securities, Matures after one year [Member]
Marketable Securities [Line Items]
Amortized Cost	440,604	87,901
Unrealized gains	3,057	485
Fair Value	443,661	88,386
Unrealized Loss Less than 12 months [Member]
Marketable Securities [Line Items]
Amortized Cost	225,239	151,967
Unrealized losses	(225)	(978)
Fair Value	225,014	150,989
Unrealized Loss Less than 12 months [Member] | Corporate bonds, Matures within one year [Member]
Marketable Securities [Line Items]
Amortized Cost	85,939	23,535
Unrealized losses	(34)	(10)
Fair Value	85,905	23,525
Unrealized Loss Less than 12 months [Member] | Governmental bonds, Matures within one year [Member]
Marketable Securities [Line Items]
Amortized Cost	1,149	3,026
Unrealized losses	0	(5)
Fair Value	1,149	3,021
Unrealized Loss Less than 12 months [Member] | Marketable Securities, Matures within one year [Member]
Marketable Securities [Line Items]
Amortized Cost	87,088	26,561
Unrealized losses	(34)	(15)
Fair Value	87,054	26,546
Unrealized Loss Less than 12 months [Member] | Corporate bonds, Matures after one year [Member]
Marketable Securities [Line Items]
Amortized Cost	138,151	108,786
Unrealized losses	(191)	(871)
Fair Value	137,960	107,915
Unrealized Loss Less than 12 months [Member] | Governmental bonds, Matures after one year [Member]
Marketable Securities [Line Items]
Amortized Cost	0	16,620
Unrealized losses	0	(92)
Fair Value	0	16,528
Unrealized Loss Less than 12 months [Member] | Marketable Securities, Matures after one year [Member]
Marketable Securities [Line Items]
Amortized Cost	138,151	125,406
Unrealized losses	(191)	(963)
Fair Value	137,960	124,443
Unrealized Loss 12 Months or Greater [Member]
Marketable Securities [Line Items]
Amortized Cost	9,614	39,131
Unrealized losses	(71)	(587)
Fair Value	9,543	38,544
Unrealized Loss 12 Months or Greater [Member] | Corporate bonds, Matures within one year [Member]
Marketable Securities [Line Items]
Amortized Cost	6,491	23,774
Unrealized losses	(58)	(261)
Fair Value	6,433	23,513
Unrealized Loss 12 Months or Greater [Member] | Governmental bonds, Matures within one year [Member]
Marketable Securities [Line Items]
Amortized Cost	0	2,043
Unrealized losses	0	(1)
Fair Value	0	2,042
Unrealized Loss 12 Months or Greater [Member] | Marketable Securities, Matures within one year [Member]
Marketable Securities [Line Items]
Amortized Cost	6,491	25,817
Unrealized losses	(58)	(262)
Fair Value	6,433	25,555
Unrealized Loss 12 Months or Greater [Member] | Corporate bonds, Matures after one year [Member]
Marketable Securities [Line Items]
Amortized Cost	3,123	13,314
Unrealized losses	(13)	(325)
Fair Value	3,110	12,989
Unrealized Loss 12 Months or Greater [Member] | Governmental bonds, Matures after one year [Member]
Marketable Securities [Line Items]
Amortized Cost	0	0
Unrealized losses	0	0
Fair Value	0	0
Unrealized Loss 12 Months or Greater [Member] | Marketable Securities, Matures after one year [Member]
Marketable Securities [Line Items]
Amortized Cost	3,123	13,314
Unrealized losses	(13)	(325)
Fair Value	$ 3,110	$ 12,989